UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, August 03, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: $567,718


List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1150G111    32933   767850 SH       SOLE                   716925             50925
ACCO BRANDS                    COM              00081T108     2766   120000 SH       SOLE                   120000
APOLLO GROUP                   COM              037604105    14989   256533 SH       SOLE                   236158             20375
ARCHSTONE-SMITH                COM              039583109     1099    18600 SH       SOLE                    18600
AVALONBAY COMM                 COM              053484101     1379    11600 SH       SOLE                    11600
AVIS BUDGET                    COM              053774105    16414   577345 SH       SOLE                   535205             42140
BEARINGPOINT, INC              COM              074002106    13001  1778550 SH       SOLE                  1641050            137500
BERKSHIRE HATH B               COM              084670207    58960    16355 SH       SOLE                    15150              1205
CAREER EDUCATN                 COM              141665109     1688    50000 SH       SOLE                    50000
CHUBB CORP                     COM              171232101    21396   395199 SH       SOLE                   367575             27624
COCA COLA                      COM              191216100    22499   430100 SH       SOLE                   400375             29725
CORINTHIAN COLL                COM              218868107    18460  1133199 SH       SOLE                  1049249             83950
DELL INC                       COM              24702R101    15793   553175 SH       SOLE                   511375             41800
DEVELOPERS DIV                 COM              251591103     1054    20000 SH       SOLE                    20000
DREW INDUSTRIES                COM              26168L205     1491    45000 SH       SOLE                    45000
DUCKWALL-ALCO                  COM              264142100     1978    52942 SH       SOLE                    52942
EASTERN INSUR                  COM              276534104     2015   126800 SH       SOLE                   126800
EQUITY LIFESTYLE               COM              29472R108     1305    25000 SH       SOLE                    25000
FREDDIE MAC                    COM              313400301    21474   353780 SH       SOLE                   327855             25925
GARTNER INC                    COM              366651107    31533  1282350 SH       SOLE                  1181700            100650
GENERAL ELECTRIC               COM              369604103    22062   576341 SH       SOLE                   539116             37225
GREATER BAY                    COM              391648102     8304   298277 SH       SOLE                   276577             21700
HAMPDEN BANCRP                 COM              40867E107      225    20000 SH       SOLE                    20000
HELMERICH/PAYNE                COM              423452101     2763    78000 SH       SOLE                    78000
HOME DEPOT                     COM              437076102     2204    56000 SH       SOLE                    56000
JOHNSON & JOHNSN               COM              478160104    17519   284313 SH       SOLE                   259200             25113
MARINE PRODUCTS                COM              568427108     2202   267588 SH       SOLE                   267588
MEDCO HEALTH                   COM              58405U102    31349   401964 SH       SOLE                   372914             29050
MERCURY GENL                   COM              589400100    18780   340770 SH       SOLE                   316895             23875
MICROSOFT                      COM              594918104     2741    93000 SH       SOLE                    93000
MORNINGSTAR                    COM              617700109     1411    30000 SH       SOLE                    30000
NEWFIELD EXPL                  COM              651290108     1184    26000 SH       SOLE                    26000
OMEGA FLEX                     COM              682095104    10500   542330 SH       SOLE                   501880             40450
PHH CORP                       COM              693320202     2789    89358 SH       SOLE                    84465              4893
REGENCY CENTERS                COM              758849103     1269    18000 SH       SOLE                    18000
SAFECO CORP                    COM              786429100     3845    61765 SH       SOLE                    54315              7450
SIMPSON MANUF                  COM              829073105     3374   100000 SH       SOLE                   100000
SL-GREEN                       COM              78440x101     1611    13000 SH       SOLE                    13000
SOWESTERN ENRGY                COM              845467109    19023   427475 SH       SOLE                   402975             24500
SUN COMMUNITIES                COM              866674104    12640   424575 SH       SOLE                   391975             32600
TAUBMAN CENTERS                COM              876664103     1488    30000 SH       SOLE                    30000
THOR INDUSTRIES                COM              885160101     3385    75000 SH       SOLE                    75000
TJX COMPANIES                  COM              872540109    30308  1102125 SH       SOLE                  1023175             78950
ULTRA PETROLEUM                COM              903914109     1767    32000 SH       SOLE                    32000
WASHINGTON POST                COM              939640108    20132    25940 SH       SOLE                    24057              1883
WEIGHT WATCHERS                COM              948626106    17462   343475 SH       SOLE                   318525             24950
WELLS FARGO                    COM              949746101    25834   734550 SH       SOLE                   686700             47850
WYNDHAM WWIDE                  COM              98310w108    19319   532792 SH       SOLE                   495022             37770